Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt [Abstract]
Debt

Note 10 — Debt

Debt as of March 31, 2023 and December 31, 2022 consisted of the following (in thousands):

Short-Term Debt	Maturity	March 31, 2023	December 31, 2022
March 2020 10% Note	3/18/2023	$—	$—
July 2022 Promissory Note, less debt discount of $398 and $760, respectively.	7/22/2023	6,776	6,045
December 2022 Promissory Note, less debt discount of $1,409 and $1,880, respectively.	12/30/2023	6,992	6,520
Third Party Note Payable	6/30/2023	1,203	1,078
Total Short-Term Debt		$14,971	$13,643

Interest expense on the short-term debt totaled approximately $1.7 million and $0.1 million for the three months ended March 31, 2023 and 2022, respectively, which was amortized to interest expense from the combined amortization of deferred financing costs and note discounts recorded at issuance for the Short Term Debt.

Notes Payable

March 2020 10% Note Purchase Agreement and Promissory Note

On March 18, 2020, the Company entered into a note purchase agreement with Iliad Research and Trading, L.P. (“Iliad”), pursuant to which the Company agreed to issue and sell to the holder an unsecured promissory note (the “March 2020 10% Note”) in an aggregate initial principal amount of $6.5 million, which is payable on or before the date that is 12 months from the issuance date. The initial principal amount includes an original issue discount of $1.5 million and $0.02 million that the Company agreed to pay to the holder to cover the holder’s legal fees, accounting costs, due diligence, monitoring and other transaction costs.

In exchange for the March 2020 10% Note, the holder paid an aggregate purchase price of $5.0 million. Interest on the March 2020 10% Note accrues at a rate of 10% per annum and is payable on the maturity date or otherwise in accordance with the March 2020 10% Note. The Company may pay all or any portion of the amount owed earlier than it is due; provided, that in the event the Company elects to prepay all or any portion of the outstanding balance, it shall pay to the holder 115% of the portion of the outstanding balance the Company elects to prepay.

Beginning on the date that is 6 months from the issuance date and at the intervals indicated below until the March 2020 10% Note is paid in full, the holder shall have the right to redeem up to an aggregate of 1/3 of the initial principal balance of the March 2020 10% Note each month by providing written notice delivered to the Company;

provided, however, that if the holder does not exercise any monthly redemption amount in its corresponding month then such monthly redemption amount shall be available for the holder to redeem in any future month in addition to such future month’s monthly redemption amount.

Upon receipt of any monthly redemption notice, the Company shall pay the applicable monthly redemption amount in cash to the holder within five business days of the Company’s receipt of such Monthly Redemption Notice. The March 2020 10% Note includes customary event of default provisions, subject to certain cure periods, and provides for a default interest rate of 22%. Upon the occurrence of an event of default (except a default due to the occurrence of bankruptcy or insolvency proceedings, the holder may, by written notice, declare all unpaid principal, plus all accrued interest and other amounts due under the March 2020 10% Note to be immediately due and payable. Upon the occurrence of a bankruptcy-related event of default, without notice, all unpaid principal, plus all accrued interest and other amounts due under the March 2020 10% Note will become immediately due and payable at the mandatory default amount. On September 17, 2020, the Company amended the one time monitoring fee applicable in the event the note was outstanding on the date that was 6 months from the issuance date, from 10% to 5%. The monitoring fee of approximately $0.3 million was added to the March 2020 10% Note balance as of that date. On March 17, 2021, the Company extended the maturity date of the March 2020 10% Note from March 18, 2021 to March 18, 2022 for which the Company agreed to pay an extension fee of approximately $0.1 million which was added to the outstanding balance of the March 2020 10% Note.

Effective as of March 16, 2022, we entered into a third amendment (the “Third Amendment”) to the March 2020 10% Note which was accounted for as a modification. Pursuant to the terms of the Third Amendment, the maturity date of the March 2020 10% Note was extended from March 18, 2022 to March 18, 2023 (the “Maturity Date Extension”). In exchange for the Maturity Date Extension, we agreed to pay a 2% extension fee in the amount of approximately $0.1 million (the “Extension Fee”), which was added to the outstanding balance of the March 2020 10% Note.

During the year ended December 31, 2022, the Company entered into exchange agreements with Iliad, pursuant to which the Company and Iliad agreed to: (i) partition new promissory notes in the form of the March 2020 10% Note equal to approximately $3.7 million and then cause the outstanding balance of the March 2020 10% Note to be reduced by approximately $3.7 million; and (ii) exchange the partitioned notes for the delivery of 287,802 shares of the Company’s common stock, at effective prices between $4.78 and $31.47 per share. The Company analyzed the exchange of the principal under the March 2020 10% Note as an extinguishment and compared the net carrying value of the debt being extinguished to the reacquisition price (shares of common stock being issued) and there was no loss on the exchange for debt for equity.

During the quarter ended March 31, 2023, the Company entered into exchange agreements with Iliad, pursuant to which the Company and Iliad agreed to: (i) partition new promissory notes in the form of the March 2020 10% Note equal to approximately $0.9 million and then cause the outstanding balance of the March 2020 10% Note to be reduced by approximately $0.9 million; and (ii) exchange the partitioned note for the delivery of 611,258 shares of the Company’s common stock at effective prices between $1.09 and $1.68 per share. The Company analyzed the exchange of the principal under the March 2020 10% Note as an extinguishment and compared the net carrying value of the debt being extinguished to the reacquisition price (shares of common stock being issued) and there was no loss on the exchange for debt for equity.

July 2022 Note Purchase Agreement and Promissory Note

On July 22, 2022, the Company entered into a note purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC (the “Holder” or “Streeterville”), pursuant to which the Company agreed to issue and sell to the Holder an unsecured promissory note (the “July 2022 Note”) in an aggregate initial principal amount of $6.5 million (the “Initial Principal Amount”), which is payable on or before the date that is 12 months from the issuance date (the “Maturity Date”). The Initial Principal Amount includes an original issue discount of $1.5 million and $0.02 million that the Company agreed to pay to the Holder to cover the Holder’s legal fees, accounting costs, due diligence, monitoring and other transaction costs. In exchange for the Note, the Holder paid an aggregate purchase price of $5.0 million (the “Transaction”). Interest on the Note accrued at a rate of 10% per annum, which is payable on the maturity date. We may pay all or any portion of the amount owed earlier than it is due; provided that in the event we may elect to prepay all or any portion of the outstanding balance, it shall pay to the Holder 115% of the portion of the outstanding balance we may elect to prepay. Beginning on the date that is 6 months from the issue date and at the intervals indicated below until the Note is paid in full, the Holder shall have the right to redeem up to an aggregate of 1/3 of the initial principal balance of the Note for cash each month. The July 2022 Note includes customary event of default provisions, subject to certain cure periods, and provides for a default interest rate of 22%. Upon the occurrence of an event of default (except default due to the occurrence of bankruptcy or insolvency proceedings), the Holder may, by written notice, declare all unpaid principal, plus all accrued interest and other amounts due under the July 2022 Note to be immediately due and payable. Upon the occurrence of bankruptcy-related event of default, without notice, all unpaid principal, plus all accrued interest and other amounts due under the July 2022 Note will become immediately due and payable at the mandatory default amount. Under the terms of the July 2022 Note, if the note is still outstanding after 6 months from the issuance date, or as of January 22, 2023, a 10% monitoring fee would be added to the balance of the note. On January 31, 2023, the Holder agreed to reduce the one time monitoring fee from 10% to 5%.

During the quarter ended March 31, 2023, the Company entered into exchange agreements with Streeterville, pursuant to which the Company and Streeterville agreed to: (i) partition new promissory notes in the form of the July 2022 Note equal to approximately $0.5 million and then cause the outstanding balance of the July 2022 Note to be reduced by approximately $0.5 million; and (ii) exchange the partitioned notes for the delivery of 935,976 shares of the Company’s common stock, at effective prices between $0.37 and $0.915 per share. The Company analyzed the exchange of the principal under the July 2022 Note as an extinguishment and compared the net carrying value of the debt being extinguished to the reacquisition price (shares of common stock being issued) and there was no loss on the exchange for debt for equity.

December 2022 Note Purchase Agreement and Promissory Note

On December 30, 2022, we entered into a note purchase agreement with Streeterville Capital, LLC (the “Holder”), pursuant to which we agreed to issue and sell to the Holder an unsecured promissory note (the “December 2022 Note”) in an aggregate initial principal amount of $8.4 million, which is payable on or before the date that is 12 months from the issuance date. The initial principal amount of includes an original issue discount of $1.9 million and $0.02 million that we agreed to pay to the Holder to cover the Holder’s legal fees, accounting costs, due diligence, monitoring and other transaction costs. In exchange for the Note, the Holder paid an aggregate purchase price of $6.5 million.

Interest on the December 2022 Note accrues at a rate of 10% per annum and is payable on the maturity date or otherwise in accordance with the December 2022 Note. We may pay all or any portion of the amount owed earlier than it is due; provided that in the event we may elect to prepay all or any portion of the outstanding balance, it shall pay to the Holder 115% of the portion of the outstanding balance we may elect to prepay. Beginning on the date that is 6 months from the issuance date and at the intervals indicated below until the December 2022 Note is paid in full, the Holder shall have the right to redeem up to an aggregate of 1/6th of the initial principal balance of the December 2022 Note plus any interest accrued thereunder each month by providing written notice delivered to us; provided, however, that if the Holder does not exercise any monthly redemption amount in its corresponding month then such monthly redemption amount shall be available for the Holder to redeem in any further month in addition to such future month’s monthly redemption amount.

Upon receipt of any monthly redemption notice, we shall pay the applicable monthly redemption amount in cash to the Holder within five (5) business days of the Company’s receipt of such monthly redemption notice. The December 2022 Note includes customary event of default provisions, subject to certain cure periods, and provides for a default interest rate of 22%. Upon the occurrence of an event of default (except default due to the occurrence of bankruptcy or insolvency proceedings), the Holder may, by written notice, declare all unpaid principal, plus all accrued interest and other amounts due under the December 2022 Note to be immediately due and payable. Upon the occurrence of bankruptcy-related event of default, without notice, all unpaid principal, plus all accrued interest and other amounts due under the December 2022 Note will become immediately due and payable at the mandatory default amount.

Third Party Note Payable

Game Your Game entered into promissory notes with an individual whereby it received approximately $0.2 million on October 29, 2021, approximately $0.2 million on January 18, 2022, approximately $0.1 million on March 22, 2022, approximately $0.1 million on August 26, 2022, approximately $0.1 million on September 16, 2022, approximately $0.1 million on October 26, 2022, approximately $0.1 million on November 29, 2022, approximately $0.1 million on December 22, 2022, approximately $0.03 million on January 18, 2023 and approximately $0.1 million on March 30, 2023 for funding of outside liabilities and working capital needs. All of the promissory notes have an interest rate of 8% and are due on or before June 30, 2023. As of March 31, 2023, the balance owed under the notes was $1.2 million.

Note 17 — Debt

Debt as of December 31, 2022 and 2021 consisted of the following (in thousands):

Short-Term Debt	Maturity	2022	2021
March 2020 10% Note	3/18/2023	$—	$3,251
July 2022 Promissory Note (net of $760 debt discount)	7/22/2023	6,045	—
Dec 2022 Promissory Note (net of $1,880 debt discount)	12/30/2023	6,520	—
Third party note payable	6/30/2023	1,078	239
Total Short-Term Debt		$13,643	$3,490

Interest expense on the short-term debt totaled approximately $1.1 million and $0.7 million which is inclusive of approximately $0.5 million and $0.2 million that was amortized to interest expense from the combined amortization of deferred financing costs and note discounts recorded at issuance for the Short Term Debt for the periods ending December 31, 2022 and 2021, respectively.

Notes Payable

March 2020 10% Note Purchase Agreement and Promissory Note

On March 18, 2020, the Company entered into a note purchase agreement with Iliad, pursuant to which the Company agreed to issue and sell to the holder an unsecured promissory note (the “March 2020 10% Note”) in an aggregate initial principal amount of $6.5 million, which is payable on or before the date that is 12 months from the issuance date. The initial principal amount includes an original issue discount of $1.5 million and $0.02 million that the Company agreed to pay to the holder to cover the holder’s legal fees, accounting costs, due diligence, monitoring and other transaction costs.

In exchange for the March 2020 10% Note, the holder paid an aggregate purchase price of $5.0 million. Interest on the March 2020 10% Note accrues at a rate of 10% per annum and is payable on the maturity date or otherwise in accordance with the March 2020 10% Note. The Company may pay all or any portion of the amount owed earlier than it is due; provided, that in the event the Company elects to prepay all or any portion of the outstanding balance, it shall pay to the holder 115% of the portion of the outstanding balance the Company elects to prepay.

Beginning on the date that is 6 months from the issuance date and at the intervals indicated below until the March 2020 10% Note is paid in full, the holder shall have the right to redeem up to an aggregate of 1/3 of the initial principal balance of the March 2020 10% Note each month by providing written notice delivered to the Company; provided, however, that if the holder does not exercise any monthly redemption amount in its corresponding month then such monthly redemption amount shall be available for the holder to redeem in any future month in addition to such future month’s monthly redemption amount.

Upon receipt of any monthly redemption notice, the Company shall pay the applicable monthly redemption amount in cash to the holder within five business days of the Company’s receipt of such Monthly Redemption Notice. The March 2020 10% Note includes customary event of default provisions, subject to certain cure periods, and provides for a default interest rate of 22%. Upon the occurrence of an event of default (except a default due to the occurrence of bankruptcy or insolvency proceedings, the holder may, by written notice, declare all unpaid principal, plus all accrued interest and other amounts due under the March 2020 10% Note to be immediately due and payable. Upon the occurrence of a bankruptcy-related event of default, without notice, all unpaid principal, plus all accrued interest and other amounts due under the March 2020 10% Note will become immediately due and payable at the mandatory default amount. On September 17, 2020, we amended the one time monitoring fee applicable in the event the note was outstanding on the date that was 6 months from the issuance date, from 10% to 5% which was added to the March 2020 10% Note balance. On March 17, 2021, the Company extended the maturity date of the March 2020 10% Note from March 18, 2021 to March 18, 2022.

On February 11, 2021, the Company entered into an exchange agreement with Iliad, pursuant to which the Company and Iliad agreed to: (i) partition a new promissory note in the form of the March 2020 10% Note equal to $1.5 million and then cause the outstanding balance of the March 2020 10% Note to be reduced by $1.5 million; and (ii) exchange the partitioned note for the delivery of 11,919 shares of the Company’s Common Stock, at an effective price per share equal to $125.85. The Company analyzed the exchange of the principal under the March 2020 10% Note as an extinguishment and compared the net carrying value of the debt being extinguished to the reacquisition price (shares of common stock being issued) and recorded approximately a $0.03 million loss on the exchange of debt for equity as a separate item in the other income/expense section of the consolidated statements of operations for the year ended December 31, 2021.

The Company entered into an exchange agreement with Iliad which afforded a free trading date of July 1, 2021, pursuant to which the Company and Iliad agreed to: (i) partition a new promissory note in the form of the March 2020 10% Note equal to $1.0 million and then cause the outstanding balance of the March 2020 10% Note to be reduced by $1.0 million; and (ii) exchange the partitioned note for the delivery of 11,696 shares of the Company’s Common Stock, at an effective price per share equal to $85.50. The Company analyzed the exchange of the principal under the March 2020 10% Note as an extinguishment and compared the net carrying value of the debt being extinguished to the reacquisition price (shares of common stock being issued) and there was no loss on the exchange for debt for equity.

On February 1, 2022, the Company entered into an exchange agreement with Iliad, pursuant to which the Company and Iliad agreed to: (i) partition a new promissory note in the form of the March 2020 10% Note equal to $0.5 million and then cause the outstanding balance of the March 2020 10% Note to be reduced by $0.5 million; and (ii) exchange the partitioned note for the delivery of 15,889 shares of the Company’s common stock, at an effective price per share equal to $31.47. The Company analyzed the exchange of the principal under the March 2020 10% Note as an extinguishment and compared the net carrying value of the debt being extinguished to the reacquisition price (shares of common stock being issued) and there was no loss on the exchange for debt for equity.

On February 18, 2022, the Company entered into an exchange agreement with Iliad, pursuant to which the Company and Iliad agreed to: (i) partition a new promissory note in the form of the March 2020 10% Note equal to $0.4 million and then cause the outstanding balance of the March 2020 10% Note to be reduced by $0.4 million; and (ii) exchange the partitioned note for the delivery of 12,885 shares of the Company’s common stock, at an effective price per share equal to $27.17. The Company analyzed the exchange of the principal under the March 2020 10% Note as an extinguishment and compared the net carrying value of the debt being extinguished to the reacquisition price (shares of common stock being issued) and there was no loss on the exchange for debt for equity.

On March 15, 2022, the Company entered into an exchange agreement with Iliad, pursuant to which the Company and Iliad agreed to: (i) partition a new promissory note in the form of the March 2020 10% Note equal to $0.7 million and then cause the outstanding balance of the March 2020 10% Note to be reduced by $0.7 million; and (ii) exchange the partitioned note for the delivery of 28,698 shares of the Company’s common stock, at an effective price per share equal to $22.65. The Company analyzed the exchange of the principal under the March 2020 10% Note as an extinguishment and compared the net carrying value of the debt being extinguished to the reacquisition price (shares of common stock being issued) and there was no loss on the exchange for debt for equity.

Effective as of March 16, 2022, we entered into a third amendment (the “Third Amendment”) to the March 2020 10% Note which was accounted for as a modification. Pursuant to the terms of the Third Amendment, the maturity date of the March 2020 10% Note was extended from March 18, 2022 to March 18, 2023 (the “Maturity Date Extension”). In exchange for the Maturity Date Extension, we agreed to pay a 2% extension fee in the amount of approximately $0.06 million (the “Extension Fee”), which was added to the outstanding balance of the March 2020 10% Note.

On May 17, 2022, the Company entered into an exchange agreement with Iliad, pursuant to which the Company and Iliad agreed to: (i) partition a new promissory note in the form of the March 2020 10% Note equal to approximately $0.3 million and then cause the outstanding balance of the March 2020 10% Note to be reduced by approximately $0.3 million; and (ii) exchange the partitioned note for the delivery of 15,256 shares of the Company’s common stock, at an effective price per share equal to $16.50. The Company analyzed the exchange of the principal under the March 2020 10% Note as an extinguishment and compared the net carrying value of the debt being extinguished to the reacquisition price (shares of common stock being issued) and there was no loss on the exchange for debt for equity.

On May 31, 2022, the Company entered into an exchange agreement with Iliad, pursuant to which the Company and Iliad agreed to: (i) partition a new promissory note in the form of the March 2020 10% Note equal to approximately $0.3 million and then cause the outstanding balance of the March 2020 10% Note to be reduced by approximately $0.3 million; and (ii) exchange the partitioned note for the delivery of 19,806 shares of the Company’s common stock, at an effective price per share equal to $12.75. The Company analyzed the exchange of the principal under the March 2020 10% Note as an extinguishment and compared the net carrying value of the debt being extinguished to the reacquisition price (shares of common stock being issued) and there was no loss on the exchange for debt for equity.

On July 1 2022, the Company entered into an exchange agreement with Iliad, pursuant to which the Company and Iliad agreed to: (i) partition a new promissory note in the form of the March 2020 10% Note equal to approximately $0.4 million and then cause the outstanding balance of the March 2020 10% Note to be reduced by approximately $0.4 million; and (ii) exchange the partitioned note for the delivery of 32,074 shares of the Company’s common stock, at an effective price per share equal to $10.91. The Company analyzed the exchange of the principal under the March 2020 10% Note as an extinguishment and compared the net carrying value of the debt being extinguished to the reacquisition price (shares of common stock being issued) and there was no loss on the exchange for debt for equity.

On July 11, 2022, the Company entered into an exchange agreement with Iliad, pursuant to which the Company and Iliad agreed to: (i) partition a new promissory note in the form of the March 2020 10% Note equal to approximately $0.4 million and then cause the outstanding balance of the March 2020 10% Note to be reduced by approximately $0.4 million; and (ii) exchange the partitioned note for the delivery of 33,949 shares of the Company’s common stock, at an effective price per share equal to $11.78. The Company analyzed the exchange of the principal under the March 2020 10% Note as an extinguishment and compared the net carrying value of the debt being extinguished to the reacquisition price (shares of common stock being issued) and there was no loss on the exchange for debt for equity.

On August 4, 2022, the Company entered into an exchange agreement with Iliad, pursuant to which the Company and Iliad agreed to: (i) partition a new promissory note in the form of the March 2020 10% Note equal to approximately $0.3 million and then cause the outstanding balance of the March 2020 10% Note to be reduced by approximately $0.3 million; and (ii) exchange the partitioned note for the delivery of 25,691 shares of the Company’s common stock, at an effective price per share equal to $11.68. The Company analyzed the exchange of the principal under the March 2020 10% Note as an extinguishment and compared the net carrying value of the debt being extinguished to the reacquisition price (shares of common stock being issued) and there was no loss on the exchange for debt for equity.

On September 9, 2022, the Company entered into an exchange agreement with Iliad, pursuant to which the Company and Iliad agreed to: (i) partition a new promissory note in the form of the March 2020 10% Note equal to approximately $0.2 million and then cause the outstanding balance of the March 2020 10% Note to be reduced by approximately $0.2 million; and (ii) exchange the partitioned note for the delivery of 19,871 shares of the Company’s common stock, at an effective price per share equal to $10.07. The Company analyzed the exchange of the principal under the March 2020 10% Note as an extinguishment and compared the net carrying value of the debt being extinguished to the reacquisition price (shares of common stock being issued) and there was no loss on the exchange for debt for equity.

On October 17, 2022, the Company entered into an exchange agreement with Iliad, pursuant to which the Company and Iliad agreed to: (i) partition a new promissory note in the form of the March 2020 10% Note equal to approximately $0.4 million and then cause the outstanding balance of the March 2020 10% Note to be reduced by approximately $0.4 million; and (ii) exchange the partitioned note for the delivery of 83,682 shares of the Company’s common stock, at an effective price per share equal to $4.78. The Company analyzed the exchange of the principal under the March 2020 10% Note as an extinguishment and compared the net carrying value of the debt being extinguished to the reacquisition price (shares of common stock being issued) and there was no loss on the exchange for debt for equity.

Subsequent to year end, the Company entered into additional exchange agreements with Illiad and the note has been satisfied in full. See Note 32 for details.

July 2022 Note Purchase Agreement and Promissory Note

On July 22, 2022, the Company entered into a note purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC (the “Holder”), pursuant to which the Company agreed to issue and sell to the Holder an unsecured promissory note (the “July 2022 Note”) in an aggregate initial principal amount of $6.5 million (the “Initial Principal Amount”), which is payable on or before the date that is 12 months from the issuance date (the “Maturity Date”). The Initial Principal Amount includes an original issue discount of $1.5 million and $0.02 million that the Company agreed to pay to the Holder to cover the Holder’s legal fees, accounting costs, due diligence, monitoring and other transaction costs. In exchange for the Note, the Holder paid an aggregate purchase price of $5.0 million (the “Transaction”). Interest on the Note accrued at a rate of 10% per annum, which is payable on the maturity date. We may pay all or any portion of the amount owed earlier than it is due; provided that in the event we may elect to prepay all or any portion of the outstanding balance, it shall pay to the Holder 115% of the portion of the outstanding balance we may elect to prepay. Beginning on the date that is 6 months from the issue date and at the intervals indicated below until the Note is paid in full, the Holder shall have the right to redeem up to an aggregate of 1/3 of the initial principal balance of the Note for cash each month. The July 2022 Note includes customary event of default provisions, subject to certain cure periods, and provides for a default interest rate of 22%. Upon the occurrence of an event of default (except default due to the occurrence of bankruptcy or insolvency proceedings), the Holder may, by written notice, declare all unpaid principal, plus all accrued interest and other amounts due under the July 2022 Note to be immediately due and payable. Upon the occurrence of bankruptcy-related event of default, without notice, all unpaid principal, plus all accrued interest and other amounts due under the July 2022 Note will become immediately due and payable at the mandatory default amount. Under the terms of the July 2022 Note, if the note is still outstanding after 6 months from the issuance date, or as of January 22, 2023, a 10% monitoring fee would be added to the balance of the note. On January 31, 2023, the Holder agreed to reduce the one time monitoring fee from 10% to 5%. The Company accrued the pro-rata portion of the monitoring fee of $0.3 million as of December 31, 2022 which added to the note balance.

December 2022 Note Purchase Agreement and Promissory Note

On December 30, 2022, we entered into a note purchase agreement with Streeterville Capital, LLC (the “Holder”), pursuant to which we agreed to issue and sell to the Holder an unsecured promissory note (the “December 2022 Note”) in an aggregate initial principal amount of $8.4 million, which is payable on or before the date that is 12 months from the issuance date. The initial principal amount of includes an original issue discount of $1.9 million and $0.02 million that we agreed to pay to the Holder to cover the Holder’s legal fees, accounting costs, due diligence, monitoring and other transaction costs. In exchange for the Note, the Holder paid an aggregate purchase price of $6.5 million.

Interest on the December 2022 Note accrues at a rate of 10% per annum and is payable on the maturity date or otherwise in accordance with the December 2022 Note. We may pay all or any portion of the amount owed earlier than it is due; provided that in the event we may elect to prepay all or any portion of the outstanding balance, it shall pay to the Holder 115% of the portion of the outstanding balance we may elect to prepay. Beginning on the date that is

6 months from the issuance date and at the intervals indicated below until the December 2022 Note is paid in full, the Holder shall have the right to redeem up to an aggregate of 1/6th of the initial principal balance of the December 2022 Note plus any interest accrued thereunder each month by providing written notice delivered to us; provided, however, that if the Holder does not exercise any monthly redemption amount in its corresponding month then such monthly redemption amount shall be available for the Holder to redeem in any further month in addition to such future month’s monthly redemption amount.

Upon receipt of any monthly redemption notice, we shall pay the applicable monthly redemption amount in cash to the Holder within five (5) business days of the Company’s receipt of such monthly redemption notice. The December 2022 Note includes customary event of default provisions, subject to certain cure periods, and provides for a default interest rate of 22%. Upon the occurrence of an event of default (except default due to the occurrence of bankruptcy or insolvency proceedings), the Holder may, by written notice, declare all unpaid principal, plus all accrued interest and other amounts due under the December 2022 Note to be immediately due and payable. Upon the occurrence of bankruptcy-related event of default, without notice, all unpaid principal, plus all accrued interest and other amounts due under the December 2022 Note will become immediately due and payable at the mandatory default amount.

Third Party Notes Payable

Game Your Game, the Company’s subsidiary, entered into promissory notes with an individual whereby it received approximately $0.2 million on October 29, 2021, approximately $0.2 million on January 18, 2022, approximately $0.1 million on March 22, 2022, approximately $0.1 million on August 17, 2022, approximately $0.1 million on September 21, 2022, approximately $0.1 million on October 26, 2022, approximately $0.1 million on November 29, 2022, and approximately $0.1 million on December 22, 2022 for funding of liabilities and working capital needs. All of the promissory notes have an interest rate of 8% and are due on or before June 30, 2023. As of December 31, 2022 the balance owed under the notes was $1.1 million.